Share-Based Compensation and Savings Plans (Tables)	12 Months Ended
Jun. 30, 2011
Share-Based Compensation and Savings Plans
Total Share-Based Payment Compensation by Type of Award

	Fiscal Year Ended June 30,
(in millions)	2011	2010 (1)(2)	2009 (3)(4)
Restricted share and share unit expense	$52.2	$56.8	$62.8
Employee stock option expense	25.9	41.0	36.6
Employee stock purchase plan expense	0.0	1.1	12.6
Stock appreciation right (income)/expense	1.4	0.6	(2.1)

Total share-based compensation expense from continuing operations	$79.5	$99.5	$109.9

(1)	Excludes share-based compensation expense charged to discontinued operations, which was approximately $2.3 million, net of tax benefits of $1.5 million, during fiscal 2010.
(2)	Share-based compensation expense charged to restructuring and employee severance related to the Spin-Off was approximately $9.9 million, net of tax benefits of $5.7 million, during fiscal 2010.
(3)	Excludes share-based compensation expense charged to discontinued operations, which was approximately $14.1 million, net of tax benefits of $6.3 million, during fiscal 2009.
(4)	Share-based compensation expense charged to restructuring and employee severance related to the Spin-Off was approximately $4.9 million, net of tax benefits of $2.6 million, during fiscal 2009.

Tax Benefit from Continuing Operations Related to Share-based Compensation

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Tax benefit from continuing operations related to share-based compensation	$28.9	$36.1	$37.3

Summary of All Stock Option Transactions, Retroactively Adjusted for Conversion of Options in Connection with Acquisitions and Stock Splits

(in millions, except per share amounts)	Stock Options Outstanding (1)	Weighted Average Exercise Price per Common Share (2)	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Balance at June 30, 2009	29.4	$59.25	3.9	$1.8
Granted	7.2	28.09
Exercised	(1.4)	27.04
Canceled and forfeited	(11.1)	62.46

Balance at June 30, 2010	24.1	$37.88	3.9	$56.9

Granted	4.1	31.07
Exercised	(2.6)	30.16
Canceled and forfeited	(2.5)	43.34

Balance at June 30, 2011	23.1	$37.02	3.6	$217.0

Exercisable at June 30, 2011	15.2	$40.73	2.6	$93.8

(1)	The stock options granted, canceled and forfeited activity for fiscal 2010 included the impact of our stock option exchange program and the adjustments to outstanding stock options in connection with the Spin-Off, as discussed below.
(2)	Exercise prices related to stock options have been adjusted in connection with the Spin-Off for dates after August 31, 2009, the effective date of the adjustments.

Additional Data for All Stock Option Activity

(in millions, except per share data and years)	2011	2010	2009
Weighted-average grant date fair value per stock option (1)	$6.40	$6.44	$13.67
Aggregate intrinsic value of exercised options	25.8	7.3	14.0
Cash received upon exercise	63.0	40.0	39.2
Cash tax disbursements realized related to exercise	(13.7)	(16.1)	(2.9)
Total compensation cost, net of estimated forfeitures, related to unvested stock options not yet recognized, pre-tax	28.7	32.0	54.3
Weighted-average period in years over which stock option compensation cost is expected to be recognized	1.7	1.9	1.4

(1)	The weighted-average grant date fair value per stock option does not include the impact of our stock option exchange program.

Range of Assumptions Used For Options Valued

	2011	2010 (1)	2009
Risk-free interest rate	1.22% –1.70%	1.93% –2.47%	1.52% –3.48%
Expected life in years	4.8 –5.2	4.4 –5.2	4.5 –7.0
Expected volatility	27.0% –32.0%	32.0%	27.0% –30.0%
Dividend yield	2.17% –2.52%	1.96% –2.76%	1.00% –2.33%

(1)	The range of assumptions used for options in fiscal 2010 does not include the impact of our stock option exchange program.

Summary of All Activity Related to Restricted Shares and Restricted Share Units

(in millions, except per share amounts)	Shares (1)	Weighted Average Grant Date Fair Value Per Share (2)
Nonvested at June 30, 2009	3.1	57.10
Granted	2.1	27.43
Vested	(1.6)	51.11
Canceled and forfeited	(0.3)	42.94

Nonvested at June 30, 2010	3.3	33.33

Granted	2.0	31.42
Vested	(1.4)	36.11
Canceled and forfeited	(0.3)	32.45

Nonvested at June 30, 2011	3.6	31.31

(1)	The restricted shares and restricted share units canceled and forfeited activity for fiscal 2010 included the impact of the adjustments to outstanding awards in connection with the Spin-Off, as discussed below.
(2)	Grant date fair values per share of awards granted prior to the date of the Spin-Off have not been adjusted to reflect the impact of the Spin-Off.

Additional Data for All Restricted Shares and Restricted Share Units Activity

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Total compensation cost, net of estimated forfeitures, related to nonvested restricted share and share unit awards not yet recognized, pre-tax	$55.9	$57.5	$100.6
Weighted-average period in years over which restricted share and share unit cost is expected to be recognized	1.7	1.8	1.8

Summary of Share-Based Payment Awards Outstanding

	Our Awards		CareFusion Awards
(in millions)	Stock Options	Restricted Shares and Share Units	Stock Options	Restricted Shares and Share Units
Held by our employees and former employees	21.8	3.6	5.9	0.0
Held by CareFusion employees	1.3	0.0

Total	23.1	3.6

Total Expense for Retirement Benefit Plans

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Employee retirement savings plans expense	$69.9	$84.3	$72.4